Restatement of previously issued financial statements (Tables)	12 Months Ended
Dec. 31, 2023
Seamless Group Inc [Member]
Schedule of effect of restatement

The following tables summarize the effect of the restatement on each financial statement line item as of the date, and for the periods indicated.

	December 31, 2022
	Previously Reported	Adjustments	As Restated
	US$	US$	US$
Consolidated Balance Sheets as of December 31, 2022
Prepayments, receivables and other assets	31,776,196	5,787,354	37,563,550
Accounts payable, accruals and other payables	53,159,031	5,787,354	58,946,385

Consolidated Statement of Cash Flows for the year ended December 31, 2022
Prepayments, receivables and other assets	(8,433,545)	2,636,855	(5,796,690)
Accounts payable, accruals and other payables	(9,612,845)	(2,636,855)	(12,249,700)